Cover	Mar. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2023
Entity File Number	001-38630
Entity Registrant Name	Aridis Pharmaceuticals, Inc.
Entity Central Index Key	0001614067
Entity Tax Identification Number	47-2641188
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	983 University Avenue
Entity Address, Address Line Two	Bldg. B
Entity Address, City or Town	Los Gatos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95032
City Area Code	(408)
Local Phone Number	385-1742
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ARDS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false